Fair Value Measurement - Summary of Fair Value Hierarchy for Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements on Recurring Basis - EUR (€)
€ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 6,660	€ 4,850
Financial liabilities, fair value	800	4,062
Current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	592	3,420
Non-current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	208	642
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	92	106
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	2,281	711
Financial liabilities, fair value	800	4,062
Level 2 | Current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	592	3,420
Level 2 | Non-current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	208	642
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	4,287	4,033
Financial Assets - Investments FVTPL - Traded
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	92	106
Financial Assets - Investments FVTPL - Traded | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	92	106
Financial Assets - Investments FVTPL - Not Traded
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	79	95
Financial Assets - Investments FVTPL - Not Traded | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	79	95
Non-current financial assets - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	340
Non-current financial assets - derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	340
Current financial assets - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	1,941	711
Current financial assets - derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	1,941	711
Non-current secured notes at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	4,208	3,938
Non-current secured notes at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 4,208	€ 3,938